Selected Quarterly Financial Data - Schedule of Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Net sales	$ 1,122,401	$ 1,305,493	$ 1,340,935	$ 1,359,132	$ 1,245,111	$ 1,308,959	$ 1,361,759	$ 1,391,585	$ 5,127,961	$ 5,307,414	$ 5,451,909
Gross profit	38,046	68,236	92,410	98,629	115,181	96,517	65,509	80,803	297,321	358,010	336,721
Equity in earnings of unconsolidated affiliates	18,154	9,267	5,378	14,950	12,195	15,215	8,929	2,799	47,749	39,138	27,140
Operating Income	(4,035)	29,390	23,580	63,549	65,524	57,960	19,664	37,142	112,484	180,290	181,792
Income (loss) before income taxes	(31,818)	(6,460)	(39,171)	29,836	24,386	10,937	(25,914)	(9,778)	(47,613)	(369)	47,842
Net income (loss)	$ (29,687)	$ (10,110)	$ (44,621)	$ 17,086	$ 10,588	$ 4,936	$ (28,064)	$ (9,678)	$ (67,332)	$ (22,218)	$ 30,282
Income (loss) per share- basic and diluted	$ (0.61)	$ (0.21)	$ (1.15)	$ 0.46	$ 0.28	$ 0.13	$ (0.75)	$ (0.26)	$ (1.55)	$ (0.60)	$ 1.88